Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Non-current assets
Property, plant and equipment	$ 1,602	₨ 136,824	₨ 73,835
Right-of-use assets	2,142	183,029	160,037
Intangible assets and goodwill	27,449	2,344,983	913,434
Prepayments and other assets	7	610	755
Other financial assets	1,062	90,714	24,039
Term deposits	524	44,770	137,169
Other non-financial assets	1,977	168,883	207,555
Deferred tax assets	264	22,519	10,932
Total non-current assets	35,027	2,992,332	1,527,756
Current assets
Inventories	1	54	53
Trade and other receivables	65,179	5,568,241	4,637,243
Prepayments and other assets	25,324	2,163,456	1,487,861
Income tax recoverable	5,901	504,131	339,317
Other current financial assets	758	64,722	134,930
Term deposits	15,327	1,309,400	2,620,655
Cash and cash equivalents	7,091	605,802	1,741,950
Total current assets	119,581	10,215,806	10,962,009
Total assets	154,608	13,208,138	12,489,765
Equity
Share capital	10	863	857
Share premium	241,075	20,595,068	20,511,478
Treasury shares	(4,899)	(418,555)	(222,152)
Other capital reserve	4,825	412,232	378,695
Accumulated deficit	(238,494)	(20,374,550)	(20,266,628)
Non- controlling interest reserve	58,905	5,032,282	5,032,282
Foreign currency translation reserve	1,830	156,353	(46,059)
Total equity attributable to equity holders of the Company	63,252	5,403,693	5,388,473
Total non-controlling interest	29,277	2,501,141	2,371,799
Total equity	92,529	7,904,834	7,760,272
Non-current liabilities
Borrowings	243	20,744	114,677
Deferred tax liabilities	1,668	142,468	4,669
Employee benefits	771	65,830	55,850
Lease liabilities	2,181	186,339	164,418
Total non-current liabilities	4,863	415,381	339,614
Current liabilities
Borrowings	6,147	525,120	523,515
Trade and other payables	34,567	2,953,069	2,608,087
Employee benefits	732	62,550	41,307
Deferred revenue	28	2,390	3,360
Income taxes payable	20	1,723	251
Lease liabilities	606	51,810	51,324
Other financial liabilities	1,099	93,924	418,969
Other current liabilities	14,017	1,197,337	743,066
Total current liabilities	57,216	4,887,923	4,389,879
Total liabilities	62,079	5,303,304	4,729,493
Total equity and liabilities	$ 154,608	₨ 13,208,138	₨ 12,489,765